OTHER ASSETS AND LIABILITIES (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 16, 2026 CAD ($)	Dec. 05, 2024 CAD ($)	Dec. 05, 2024 EUR (€)	Nov. 21, 2023 CAD ($)
Miscellaneous non-current assets [abstract]
Long-term investment tax credits	$ 4,096	$ 5,705
Other	33	15
Other non-current assets	4,464	7,062
Miscellaneous non-current liabilities [abstract]
Other non-current liabilities	21,445	19,519
Settlement of cross-currency swaps, net		7,707
Settlement of cross-currency interest rate swap instrument	0	16,555
Settlement of cross-currency interest rate swap instrument	0	24,262
Cash flow hedges | Variable fixed interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Notional amount			$ 150			$ 300
Derivatives, interest rate fixed			3.264%			4.044%
Cash flow hedges | Interest rate swap instrument | Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)
Miscellaneous non-current liabilities [abstract]
Financial liabilities	(1,367)	0
Cross-currency interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	20,406	10,131
Variable fixed interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	200	6,534
Long-term forward foreign exchange contracts
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	108	2,854
Other
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	731	0
Cross-currency interest rate swap instrument
Miscellaneous non-current assets [abstract]
Non-current derivative financial assets	0	1,342
Cross-currency interest rate swap instrument | Foreign exchange risk related to senior notes
Miscellaneous non-current liabilities [abstract]
Notional amount				$ 175
Derivatives, interest rate received				4.125%	4.125%
Derivatives, interest rate paid				4.169%	4.169%
Cross-currency interest rate swap instrument | Foreign exchange risk related to senior notes | Senior Notes | Settled
Miscellaneous non-current liabilities [abstract]
Notional amount				$ 175
Derivatives, interest rate received				4.125%	4.125%
Derivatives, interest rate paid				3.128%	3.128%
Cross-currency interest rate swap instrument | Net investment in european operations
Miscellaneous non-current liabilities [abstract]
Notional amount | €					€ 161,142
Derivatives, interest rate received				4.169%	4.169%
Derivatives, interest rate paid				2.351%	2.351%
Cross-currency interest rate swap instrument | Net investment in european operations | Entered Into
Miscellaneous non-current liabilities [abstract]
Notional amount | €					€ 165,328
Derivatives, interest rate received				3.128%	3.128%
Derivatives, interest rate paid				2.645%	2.645%
Long-term forward foreign exchange contracts
Miscellaneous non-current assets [abstract]
Non-current derivative financial assets	$ 335	$ 0